Market risk management	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Market risk management

13	Market risk management

The geopolitical situation in Eastern Europe intensified on February 24, 2022, with the commencement of the conflict between Russia and Ukraine. As at the date of authorizing these consolidated financial statements for issue, the conflict continues to evolve as military activity proceeds. In addition to the impact of these events on entities that have operations in Russia, Ukraine, or Belarus or that conduct business with counterparties in those jurisdictions, the conflict has affected economies and financial markets globally and has exacerbated ongoing macroeconomic challenges.

The European Union, as well as the United States of America, Switzerland, the United Kingdom and other countries, have imposed a series of restrictive measures (sanctions) against the Russian and Belarusian governments, various companies, and certain individuals. These sanctions include asset freezes and prohibitions from making funds available to sanctioned individuals and entities. In addition, travel bans applicable to sanctioned individuals prevent them from entering or transiting through the relevant territories. The Republic of Cyprus has adopted United Nations and European Union measures. The continuing evolution of the conflict may lead to the possibility of additional sanctions or other regulatory actions in the future.

Emerging uncertainty regarding the global supply of commodities as a result of the conflict between Russia and Ukraine may also disrupt global trade flows and place upward pressure on commodity prices and input costs. Challenges for companies may include reduced availability of funding to ensure access to raw materials, increased financing costs, heightened counterparty risk and the potential for contractual non-performance.

Geopolitical tensions in the Middle East have also intensified in recent years. The Israel-Gaza conflict escalated significantly after Hamas launched a major attack on Israel on October 7, 2023. More recently, during 2026, hostilities in the region have further expanded following military confrontations involving Iran, Israel and the United States. In February 2026, coordinated military strikes by Israel and the United States against targets in Iran led to retaliatory actions by Iran across the region, contributing to a broader regional security crisis and disruption to shipping routes and energy markets.

These developments have increased uncertainty in global financial markets and may affect international trade, energy supply chains and global commodity prices. In particular, tensions affecting key maritime transit routes in the Middle East, including the Strait of Hormuz, have contributed to volatility in global oil and gas markets and heightened geopolitical risk for international commerce. Entities with material subsidiaries, operations, investments, contractual arrangements or joint ventures in the affected regions may be significantly exposed to operational disruptions, financial market volatility and supply chain interruptions. Entities that do not have direct exposure to the Middle East may nevertheless be affected by broader economic consequences, including increased volatility in global energy prices, foreign exchange markets and capital markets.

The Company has no direct exposure to Russia, Ukraine or Belarus and does not maintain operations, investments, or counterparties in Israel, Gaza, Iran or other jurisdictions directly involved in the ongoing conflicts. Accordingly, the Company does not expect a significant impact arising from direct exposures to these countries. Despite the limited direct exposure, the conflicts may negatively impact the broader European and global economy. In particular, geopolitical instability may adversely affect the tourism and services industries in Cyprus. Furthermore, increasing energy prices, fluctuations in foreign exchange rates, volatility in financial markets, rising interest rates, supply chain disruptions and inflationary pressures may indirectly impact the operations of the Company. The indirect implications will depend on the extent and duration of these geopolitical developments and remain uncertain.

Management has considered the unique circumstances and the risk exposures of the Company and has concluded that, as of the date of authorization of these consolidated financial statements, there has been no material impact on the Company’s financial position or results of operations. However, due to the evolving nature of these geopolitical events and the high degree of uncertainty surrounding their potential economic effects, management will continue to monitor developments closely and will assess the need for further action should the situation materially change.